Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Provisions	R$ 2,470,187	R$ 1,959,207
Escrow deposits	(28,508)	(132,775)
Total	2,441,679	1,826,432
Customer Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	149,803	175,255
Escrow deposits	(11,341)	(6,060)
Total	138,462	169,195
Supplier Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	235,683	334,273
Escrow deposits	(58)	(90,973)
Total	235,625	243,300
Other Civil Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	174,151	128,036
Escrow deposits	(1,431)	(1,229)
Total	172,720	126,807
Tax Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	176,426	101,770
Escrow deposits	(2,417)	(18,223)
Total	174,009	83,547
Labor Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	1,077,083	727,133
Escrow deposits	(13,210)	(16,235)
Total	1,063,873	710,898
Environmental Claim [Member]
IfrsStatementLineItems [Line Items]
Provisions	657,041	492,740
Escrow deposits	(51)	(55)
Total	656,990	492,685
Current Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	1,546,184	1,064,367
Total	1,546,184	1,064,367
Noncurrent Provision [Member]
IfrsStatementLineItems [Line Items]
Provisions	924,003	894,840
Escrow deposits	(28,508)	(132,775)
Total	R$ 895,495	R$ 762,065